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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

                                          SUMMIT INVESTMENT TRUST
                                          3435 STELZER RD.
                                          COLUMBUS, OHIO 43219

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2. Name of each series or class of funds for which this notice is filed:

                                          HIGH YIELD FUND

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3. Investment Company Act File Number: 811-8406

   Securities Act File Number: 33-76250

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4. Last day of the fiscal year for which this notice is filed:

                                          MAY 31, 1997

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        [          ]

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6. Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable:

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                          NONE

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                          NONE

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9. Number and aggregate sale price of securities sold during the fiscal year:

                                                         $8,243,230 Price
                                                            733,390 Shares

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                         $8,243,230 Price
                                                            733,390 Shares

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                         $4,761,817 Price
                                                            426,459 Shares

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12. Calculation of registration fee:

          (i)    Aggregate sale price of securities sold during the fiscal
                 year in reliance on rule 24f-2:                               $8,243,230
                                                                               ----------
          (ii)   Aggregate price of shares issued in connection with
                 dividend reinvestment plans:                                  $4,761,817
                                                                               ----------
          (iii)  Aggregate price of shares redeemed or repurchased
                 during the fiscal year:                                       $5,304,586
                                                                               ----------
          (iv)   Aggregate price of shares redeemed or repurchased
                 and previously applied as a reduction to filing fees
                 pursuant to rule 24f-2:                                                0
                                                                               ----------
          (v)    Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2:                    $7,700,461
                                                                               ----------
          (vi)   Multiplier prescribed by Section 6(b) of the Securities
                 Act of 1933 or other applicable law or registration:              1/3300
                                                                               ----------
          (vii)  Fee Due:                                                       $2,333.47
                                                                               ----------

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                                  [     X      ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                          7/28/97

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                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*  /s/ THRESA DEWAR
                               ---------------------------------
                               Thresa Dewar,  Treasurer
                               ---------------------------------
    Date   July 25, 1997
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    * Please print the name and title of the signing officer below the signature.

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